INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense is recognized for the amount of taxes payable by the partnership’s consolidated subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
The major components of income tax expense (recovery) include the following for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
(US$ MILLIONS)	2025	2024	2023
Current income tax expense (recovery)	$583	$646	$775
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(434)	(933)	(712)
Recovery arising from previously unrecognized tax assets	(29)	(14)	(121)
Change of tax rates and imposition of new legislations	(27)	—	3
Deferred income tax expense (recovery)	(490)	(947)	(830)
Total income tax expense (recovery)	$93	$(301)	$(55)
The below reconciliation has been prepared using a composite statutory-rate for jurisdictions where the partnership’s subsidiaries operate.
The partnership’s effective income tax rate is different from the partnership’s composite income tax rate due to the following differences set out below:

(%)	2025	2024	2023
Composite income tax rate	27%	27%	27%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(19)	(31)	(12)
International operations subject to different tax rates	(3)	(14)	—
Taxable income attributable to non-controlling interests	10	(7)	(20)
Recognition of deferred tax assets	(1)	(64)	(9)
Non-recognition of the benefit of current year’s tax losses	50	21	3
Change in tax rates and imposition of new legislation	(9)	—	—
Non-deductible expenses and other	(34)	18	10
Effective income tax rate	21%	(50)%	(1)%
Deferred income tax assets and liabilities as at December 31, 2025 and 2024 relate to the following:

(US$ MILLIONS)	2025	2024
Losses (Canada)	$320	$248
Losses (U.S.)	88	76
Losses (International)	574	589
Difference in basis	(1,412)	(1,782)
Total net deferred tax (liability) asset	$(430)	$(869)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$2,083	$1,744
Deferred income tax liabilities	(2,513)	(2,613)
Total net deferred tax (liability) asset	$(430)	$(869)
The deferred income tax movements are as follows:

(US$ MILLIONS)	2025	2024
Opening net deferred tax (liability) asset	$(869)	$(2,006)
Recognized in income	490	947
Recognized in other comprehensive income	34	(28)
Other (1)	(85)	218
Net deferred tax (liability) asset	$(430)	$(869)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset and liability calculated in the functional currency of the operating entities.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
One year from reporting date	$5	$5
Two years from reporting date	7	—
Three years from reporting date	38	7
After three years from reporting date	36	108
No expiry	1,213	1,366
Total	$1,299	$1,486
The components of the income taxes in other comprehensive income for the years ended December 31, 2025, 2024 and 2023 are set out below:

	Year ended December 31,
(US$ MILLIONS)	2025	2024	2023
Fair value through other comprehensive income	$18	$36	$37
Net investment hedges	(21)	30	(17)
Cash flow hedges	(17)	(10)	(26)
Equity accounted investments	—	1	—
Insurance finance reserve	(5)	(8)	(10)
Pension plan actuarial changes	8	7	10
Total tax expense (recovery) in other comprehensive income	$(17)	$56	$(6)
The unrecognized taxable temporary difference attributable to the partnership’s interest in its subsidiaries, branches, associates, and joint ventures is $2,862 million (2024: $2,523 million).